Income Tax - Schedule of Net Operating Loss (“NOL”) Carryforwards (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	¥ 126,601
Tax Year 2025 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	1,588
Tax Year 2026 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	7,105
Tax Year 2027 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	19,619
Tax Year 2028 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	12,369
Tax Year 2029 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	19,715
Tax Year 2030 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	12,565
Tax Year 2031 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	9,223
Tax Year 2032 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	18,311
Tax Year 2033 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	12,022
Tax Year 2034 [Member]
Schedule of Net Operating Loss (“NOL”) Carryforwards [Line Items]
Net operating loss carryforwards	¥ 14,084